RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related parties
Related party transactions
Cash compensation - Salaries, short-term incentives, and other benefits	$ 8.6	$ 9.1
Long-term incentives, including share-based payments	9.3	8.7
Total compensation paid to key management personnel	17.9	17.8
Puren
Related party transactions
Dividends received	$ 0.0	$ 0.0